Note 29 - Foreign exchange control measures in Argentina	12 Months Ended
Dec. 31, 2023
Note 29 - Foreign exchange control measures in Argentina
Note 29 - Foreign exchange control measures in Argentina

29      Foreign exchange control measures in Argentina

Between September 2019 and December 13, 2023, the Argentine government imposed significant restrictions on foreign exchange transactions. Although after a new administration took office in Argentina in December 2023 certain restrictions were eased and other changes to such regulations are expected, at the date of these Consolidated Financial Statements the application of existing foreign exchange regulations remains uncertain and the scope and timing of upcoming changes remain unknown. The main currently applicable measures are described below:

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Foreign currency proceeds derived from exports of goods must be sold into the Argentine foreign exchange market (“MULC”) and converted into Argentine pesos within 60 days (if made to related parties) or 180 days (if made to unrelated parties) from shipment date, or, if collected earlier, within five days of collection. Foreign currency proceeds from exports of services must be sold into the MULC and converted into Argentine pesos within five business days of collection. As from December 13, 2023, up to 20% of export proceeds can be sold for Argentine pesos through securities transactions resulting in a higher implicit exchange rate, as described further below. This percentage has changed and is expected to change over time.

•	Access to the MULC to pay for imports of services rendered by related and non-related parties (including royalties) on or before December 12, 2023, is subject to Argentine Central Bank approval. Currently, these approvals are rarely, if ever, granted. Access to the MULC to pay for imports of services that were rendered or accrued as from December 13, 2023, does not require government approval, but payment is deferred 30 calendar days as from the date of supply or accrual of the service (if the service was rendered by a non-related party) or 180 calendar days (if rendered by a related party).

•	Access to the MULC to pay for imports of goods is subject to several restrictions. For example, advance payments or at sight cannot be made. In addition:

	-	Access to the MULC to pay for imports of goods that obtained customs clearance on or before December 12, 2023 requires the prior Argentine Central Bank approval. The Argentine Central Bank is currently issuing newly created Bonds (“BOPREALs”) with a maturity of 4 years (i.e., maturing in 2027) that can only be purchased in Argentine Pesos in primary offerings by debtors of any such import debts; such bonds can then be sold for a price payable in foreign currency that can be subsequently used to pay suppliers without subjecting the importer to any restriction to enter into any other foreign exchange transaction in the MULC. A secondary market for the BOPREALs is still in formation. In addition, from April 1, 2024 any such importer who purchased BOPREALs in primary offerings may enter into the securities transactions described below to obtain foreign currency (for an amount that does not exceed the difference in USD between the nominal value of the bonds and their market prices) and use such foreign currency to pay the above-mentioned import debts, without subjecting the importer to any restriction to enter into any other foreign exchange transaction in the MULC.

	-	Access to the MULC to pay for imports that have obtained customs clearance as from December 13, 2023, does not require government approval but, it requires that the price is paid in four equal instalments payable on the 30th, 60th, 90th and 120th day counted from the customs clearance of the good imported.

•		Access to the MULC to make dividend payments requires prior Argentine Central Bank approval. When required, Argentine Central Bank approvals are rarely, if ever, granted.

The above-described measures substantially limit the ability of Argentine companies to obtain foreign currency and make certain payments and distributions out of Argentina through the MULC at the official exchange rate.

Access to foreign currency and transfers out of Argentina can be achieved, however, through securities transactions involving bonds or shares with multiple listings, resulting in a different implicit exchange rate, generally higher than the official exchange rate. Such transactions are subject to certain restrictions and limits, which change from time to time, and often result in a financial loss being generated at the time of making any such transaction. For example, in the past, the Argentine Securities Commission imposed several additional restrictions on such securities transactions, including a requirement to give prior notice to the Argentine government of any proposed transfer of securities outside of Argentina and a limitation on the amount of any such transfers. The new Argentine Securities Commission’s authorities has loosened certain of such limitations, although it is not clear if it will further eliminate or loosen remaining restrictions.

During May 2023, two Argentine subsidiaries of the Company, approved the distribution of dividends in kind to their foreign shareholders, which were paid with U.S. dollar-denominated Argentine bonds that, in the Argentine market had a valuation of approximately $356 million. Considering that, as a result of the foreign exchange restrictions in force, the value of such bonds in the international market as of the distribution date, was approximately $174.1 million, the Company recorded a negative equity reserve (FVOCI). Subsequently, the valuation of such bonds in the international market increased. With the disposal of a portion of these instruments, the Company partially reclassified such reserve to financial results. The FVOCI as of December 31, 2023, amounted to approximately $13.1 million.

The exchange rate of the Argentine peso against the U.S. dollar devaluated by more than 100% upon the change of government. Tenaris’s financial position in Argentine pesos as of December 31, 2023, amounted to a net short exposure of approximately $135 million. In the event of an additional devaluation, our Argentine subsidiaries, which hold U.S. dollar-denominated Argentine bonds for an aggregated value of $208.6 million, may be adversely affected, and will also suffer a loss on deferred tax charge as a result of a deterioration on the tax value of their fixed assets. At this time, the Company is unable to estimate all impacts of a new devaluation of the Argentine peso against the U.S. dollar.

As of December 31, 2023, the total equity of Argentine subsidiaries represented approximately 9% of Tenaris’s total equity and the sales made by Argentine subsidiaries during the year ended December 31, 2023, amounted approximately to 22% of Tenaris’s total sales. Assets and liabilities denominated in Argentine peso as of December 31, 2023, are valued at the prevailing official exchange rate.

This context of volatility and uncertainty remains in place as of the issue date of these Consolidated Financial Statements. Management continues to monitor closely the evolution of the main variables affecting its business, identifying the potential impact thereof on its financial and economic situation and determining the appropriate course of action in each case. These Consolidated Financial Statements should be read taking into account these circumstances.